Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 201
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan applies the provisions of the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), to its financial assets carried in the financial statements at fair value on a recurring basis. ASC 820 defines fair value as the exchange price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a fair value hierarchy and requires categorization of assets measured at fair value into one of three levels based on the inputs used in the valuation. Assets are classified in their entirety based on the lowest level of input significant to the fair value measurement. The three levels are defined as:
•Level 1 – Observable inputs based on quoted prices (unadjusted) in active markets for identical assets.
•Level 2 – Observable inputs, other than those included in Level 1, based on quoted prices for similar assets in active markets or quoted prices for identical assets in inactive markets.
•Level 3 – Unobservable inputs that reflect an entity’s own assumptions about the inputs a market participant would use in pricing the asset based on the best information available in the circumstances.
There have been no changes in the methodologies used at December 31, 2025 and 2024. The following is a description of the investments and valuation methodologies used for assets measured at fair value:
Common stock
The Company's common stock is valued daily at the closing price reported on the active market.
Mutual funds
Various mutual funds are offered to the Plan participants. Mutual funds are publicly traded investments and are valued daily at the closing price reported on the active market on which the funds are traded.
Stable value collective trust fund
Fidelity Managed Income Portfolio Class 2 (“MIP CL 2 Fund”) is a stable value collective trust fund available to the Plan. The Plan uses the net asset value (“NAV”) per share of the fund provided by the trustee of the fund as a practical expedient to estimate fair value. The practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the fund, the trustee reserves the right to require 12 months’ notification in order to ensure that securities liquidations will be carried out in an orderly business manner. As of December 31, 2025 and 2024, there were no unfunded commitments for the fund. The fund’s units are issued and redeemed daily at the constant NAV of $1 per unit.
Self-directed brokerage accounts
Accounts primarily consist of publicly traded cash reserves, common stocks, preferred stocks, and publicly traded partnerships and trusts that are valued on the basis of readily determinable market prices.
Fair value hierarchy
Financial assets carried at fair value are classified in the tables below:

	December 31, 2025
	Level 1	Total
Mutual Funds	$93,658,688	$93,658,688
Self-Directed Brokerage Accounts	5,610,560	5,610,560
Common Stock	1,771,926	1,771,926
Money Markets	3,138	3,138
Total Assets in the Fair Value Hierarchy	101,044,312	101,044,312
Investments Measured at Net Asset Value(1)
Stable Value Collective Trust Funds	—	1,096,158
Total Assets at Fair Value	$101,044,312	$102,140,470

	December 31, 2024
	Level 1	Total
Mutual Funds	$82,799,228	$82,799,228
Self-Directed Brokerage Accounts	4,514,089	4,514,089
Common Stock	2,019,266	2,019,266
Money Markets	3,095	3,095
Total Assets in the Fair Value Hierarchy	89,335,678	89,335,678
Investments Measured at Net Asset Value(1)
Stable Value Collective Trust Funds	—	1,541,580
Total Assets at Fair Value	$89,335,678	$90,877,258
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(1) In accordance with ASU 2015-07, certain investments that are measured at fair value using net asset value per share (or its equivalent)
      practical expedient have not been classified on the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.